CRYPTOCURRENCY ASSETS - Impairment of cryptocurrency asssets (Details) - 6 months ended Jun. 30, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Indefinite-lived Intangible Assets [Line Items]
Ending balance of cryptocurrency assets, net	¥ 410,792	$ 63,624
CRYPTOCURRENCY ASSETS
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	0	0
Addition	(57,331)	(8,879)
Disposal	0	0
Ending balance	(57,331)	(8,879)
Effect of foreign exchange rate	71	11
Ending balance of cryptocurrency assets, net	¥ 410,792	$ 63,624